Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of cash and cash equivalents [Abstract]
Schedule of cash and bank balances [text block]
	December 31,
	2017	2016
	(in thousands)
Cash on hand, demand deposits and checking accounts	$40,871,878	42,389,461
Time deposits	57,438,459	37,676,746
Government bonds with reverse repurchase agreements	6,710,279	125,041
	$105,020,616	80,191,248